Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.77%
Aerospace & Defense–1.53%
L3Harris Technologies, Inc.	471,665	$94,073,584
Lockheed Martin Corp.	124,651	48,419,435
Textron, Inc.	1,321,323	40,921,373
		183,414,392
Application Software–7.91%
Adobe, Inc.(b)	380,750	147,197,950
Citrix Systems, Inc.	190,502	28,217,156
RingCentral, Inc., Class A(b)	197,919	54,279,286
salesforce.com, inc.(b)	2,087,780	364,923,066
Splunk, Inc.(b)	1,160,807	215,724,373
Synopsys, Inc.(b)	778,782	140,889,452
		951,231,283
Asset Management & Custody Banks–3.61%
Apollo Global Management, Inc.	6,793,046	323,348,989
KKR & Co., Inc., Class A	3,979,321	110,426,158
		433,775,147
Automotive Retail–0.55%
CarMax, Inc.(b)	752,621	66,268,279
Biotechnology–2.16%
Alnylam Pharmaceuticals, Inc.(b)	431,496	58,368,464
Argenx SE, ADR (Netherlands)(b)	212,102	46,513,969
BeiGene Ltd., ADR (China)(b)	363,417	60,160,050
Moderna, Inc.(b)	1,534,250	94,356,375
		259,398,858
Consumer Electronics–0.97%
Sony Corp. (Japan)	1,829,700	116,840,266
Data Processing & Outsourced Services–8.34%
Fiserv, Inc.(b)	1,072,299	114,489,364
FleetCor Technologies, Inc.(b)	95,000	23,160,050
Mastercard, Inc., Class A	514,475	154,800,383
PayPal Holdings, Inc.(b)	1,921,094	297,788,781
Visa, Inc., Class A	2,112,048	412,356,251
		1,002,594,829
Diversified Support Services–0.46%
Cintas Corp.	220,749	54,736,922
Environmental & Facilities Services–0.60%
GFL Environmental, Inc. (Canada)(c)	2,275,776	43,626,626
Republic Services, Inc.	330,217	28,220,345
		71,846,971
Financial Exchanges & Data–0.91%
London Stock Exchange Group PLC (United Kingdom)	181,104	18,031,306
S&P Global, Inc.	280,622	91,207,762
		109,239,068
Food Distributors–0.57%
US Foods Holding Corp.(b)	3,548,766	67,923,381
Shares		Value
Health Care Equipment–5.33%
Abbott Laboratories	516,104	$48,988,592
Boston Scientific Corp.(b)	3,666,516	139,290,943
DexCom, Inc.(b)	279,136	105,599,940
Intuitive Surgical, Inc.(b)	161,821	93,861,034
Teleflex, Inc.	422,926	153,462,928
Zimmer Biomet Holdings, Inc.	789,696	99,770,193
		640,973,630
Health Care Technology–0.10%
Teladoc Health, Inc.(b)	71,997	12,531,798
Home Improvement Retail–3.94%
Lowe’s Cos., Inc.	3,632,584	473,507,324
Industrial Conglomerates–0.71%
Roper Technologies, Inc.	215,380	84,816,644
Industrial Gases–0.47%
Air Products and Chemicals, Inc.	234,818	56,743,770
Interactive Home Entertainment–5.73%
Activision Blizzard, Inc.	4,198,383	302,199,608
Electronic Arts, Inc.(b)	1,147,620	141,019,546
Nintendo Co. Ltd. (Japan)	442,000	178,636,920
Take-Two Interactive Software, Inc.(b)	491,979	66,992,780
		688,848,854
Interactive Media & Services–10.36%
Alphabet, Inc., Class A(b)	456,224	654,006,228
Facebook, Inc., Class A(b)	2,626,543	591,208,564
		1,245,214,792
Internet & Direct Marketing Retail–16.08%
Alibaba Group Holding Ltd., ADR (China)(b)	2,201,616	456,593,142
Amazon.com, Inc.(b)	473,476	1,156,403,578
Booking Holdings, Inc.(b)	135,726	222,511,919
Farfetch Ltd., Class A (United Kingdom)(b)	6,136,296	85,049,062
HelloFresh SE (Germany),(b)	302,547	12,448,540
		1,933,006,241
Life & Health Insurance–0.77%
Athene Holding Ltd., Class A(b)	3,187,728	92,093,462
Life Sciences Tools & Services–3.68%
Avantor, Inc.(b)	4,983,699	94,540,770
Illumina, Inc.(b)	311,353	113,036,707
IQVIA Holdings, Inc.(b)	948,951	141,887,153
Thermo Fisher Scientific, Inc.	267,040	93,247,698
		442,712,328
Managed Health Care–1.88%
Anthem, Inc.	62,541	18,393,934
UnitedHealth Group, Inc.	681,725	207,823,866
		226,217,800
Movies & Entertainment–1.04%
Netflix, Inc.(b)	296,428	124,419,724

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Oil & Gas Equipment & Services–0.29%
Baker Hughes Co., Class A	2,133,081	$35,217,167
Oil & Gas Refining & Marketing–0.62%
Marathon Petroleum Corp.	2,109,752	74,136,685
Packaged Foods & Meats–1.08%
Tyson Foods, Inc., Class A	2,119,174	130,202,051
Pharmaceuticals–0.84%
MyoKardia, Inc.(b)	374,747	38,332,871
Novo Nordisk A/S, Class B (Denmark)	180,152	11,745,352
Zoetis, Inc.	363,090	50,611,115
		100,689,338
Railroads–0.42%
Union Pacific Corp.	293,854	49,914,040
Research & Consulting Services–0.62%
CoStar Group, Inc.(b)	112,690	74,014,792
Semiconductor Equipment–2.10%
Applied Materials, Inc.	3,578,755	201,054,456
ASML Holding N.V., New York Shares (Netherlands)	156,553	51,585,779
		252,640,235
Semiconductors–2.57%
NVIDIA Corp.	615,214	218,413,275
QUALCOMM, Inc.	1,123,065	90,833,497
		309,246,772
Specialty Chemicals–0.34%
Sherwin-Williams Co. (The)	69,521	41,285,046
Systems Software–7.22%
Microsoft Corp.	3,350,010	613,889,333
Palo Alto Networks, Inc.(b)	397,512	93,522,648
ServiceNow, Inc.(b)	413,713	160,491,684
		867,903,665
Technology Hardware, Storage & Peripherals–3.26%
Apple, Inc.	1,231,052	391,400,673
Shares		Value
Tobacco–0.72%
Philip Morris International, Inc.	1,176,450	$86,304,372
Trading Companies & Distributors–1.11%
Fastenal Co.	1,358,185	56,038,713
United Rentals, Inc.(b)	558,121	77,517,426
		133,556,139
Trucking–0.88%
J.B. Hunt Transport Services, Inc.	275,395	32,956,520
Knight-Swift Transportation Holdings, Inc.	748,530	31,146,333
Lyft, Inc., Class A(b)	383,813	11,997,995
Uber Technologies, Inc.(b)	815,341	29,613,185
		105,714,033
Total Common Stocks & Other Equity Interests (Cost $5,937,196,878)		11,990,580,771
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(d)(e)	23,795,180	23,795,180
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(d)(e)	19,219,103	19,236,400
Invesco Treasury Portfolio, Institutional Class, 0.08%(d)(e)	28,772,005	28,772,005
Total Money Market Funds (Cost $71,799,780)		71,803,585
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.37% (Cost $6,008,996,658)		12,062,384,356
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $1,609,763)	1,609,763	1,609,763
TOTAL INVESTMENTS IN SECURITIES–100.38% (Cost $6,010,606,421)		12,063,994,119
OTHER ASSETS LESS LIABILITIES—(0.38)%		(45,160,002)
NET ASSETS–100.00%		$12,018,834,117
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,433,977	$522,655,055	$(520,293,852)	$-	$-	$23,795,180	$141,661
Invesco Liquid Assets Portfolio, Institutional Class	15,309,984	383,857,705	(379,902,382)	3,804	(32,711)	19,236,400	145,088
Invesco Treasury Portfolio, Institutional Class	24,495,974	599,583,861	(595,307,830)	-	-	28,772,005	151,074
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	24,171,283	90,708,433	(114,879,716)	-	-	-	80,699
Invesco Liquid Assets Portfolio, Institutional Class	8,057,094	17,787,833	(25,845,502)	-	575	-	25,082
Invesco Private Government Fund	-	41,481,389	(39,871,626)	-	-	1,609,763	121
Total	$93,468,312	$1,656,074,276	$(1,676,100,908)	$3,804	$(32,136)	$73,413,348	$543,725

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,652,878,387	$337,702,384	$—	$11,990,580,771
Money Market Funds	71,803,585	1,609,763	—	73,413,348
Total Investments	$11,724,681,972	$339,312,147	$—	$12,063,994,119
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco American Franchise Fund